Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
(in thousands)	2015	2014
Intellectual property	$-	$519

Less accumulated amortization	-	(418)

Total intangibles, net	$-	$101